Consolidated Companies and Business Acquired and Divested - Additional Information (Detail) - EUR (€) € in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Feb. 20, 2018
Discontinued operations [member] | ING Lease Italy [Member]
Assets and Liabilities Held for Sale [Line Items]
Portion Of Consideration Paid Received Consisting Of Cash And Cash Equivalent		€ 500
Lease Receivables	€ 1,389	1,389
Discontinued operations [member] | ING Lease Italy [Member] | Senior Loan Facility [Member]
Assets and Liabilities Held for Sale [Line Items]
Debt Issued in Connection with Discountinued Operations	1,000	1,000
Makelaarsland B.V [Member] | Continuing operations [member]
Assets and Liabilities Held for Sale [Line Items]
Percentage of voting equity interests acquired			90.00%
Total purchase consideration			€ 14
Goodwill recognised			€ 14
Revenues acquired business contributed	40	51
Net profit from acquired business	€ 6	€ 6